ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	September 30, 2023	December 31, 2022
Advance from customers	$532,069	$397,886
Accrued payroll and employee benefits	82,015	89,359
Accrued interest expenses	209,397	122,135
Accrued underwriter fees (i)	1,200,000	-
Other tax payables (ii)	595,183	261
Other payable to a former shareholder (iii)	-	191,180
Accrued professional fees	332,313	-
Others (iv)	111,074	153,803
Accrued expenses and other current liabilities	$3,062,051	$944,624

(i)	On March 18, 2023, the Company entered into a private placement consent agreement with Representatives of the private placement taken place on January 19, 2023 (see Note 10) on the underwriting fees of US$1.2 million, payable only on the completion of the underwriting offering.

(ii)	Other tax payables are mainly value added tax payable.

(iii)	Other payable to a former shareholder was paid in March 2023.

(iv)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.

NOTE 8— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2022	December 31, 2021
Advance from customers	$397,886	$59,111
Accrued payroll and employee benefits	89,359	99,342
Accrued interest expenses	122,135	20,795
Other tax payables (i)	261	-
Other payable to a former shareholder (ii)	191,180	-
Others (iii)	153,803	131,159
Accrued expenses and other current liabilities	$944,624	$310,407

(i)	Other tax payables are mainly value added tax payable.

(ii)	Other payable to a former shareholder was paid in March, 2023.

(iii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.